Restructuring Costs, Net	9 Months Ended
Sep. 30, 2013
Restructuring And Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

During the three and nine months ended September 30, 2013 and 2012, Holdings incurred costs related to various cost reduction activities which are reported in the statements of comprehensive income (loss) in restructuring costs, net. The components of the restructuring costs, net are as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Severance	$0.6	$0.2	$2.0	$1.0
Impairment of property, plant and equipment	—	0.2	0.8	2.2
Manufacturing and distribution footprint optimization	0.2	0.3	0.4	0.3
Curtailment and settlement (gains) losses	—	—	(0.3)	1.4
Gain on sale of land and building	—	—	—	(0.4)

	$0.8	$0.7	$2.9	$4.5

During the three and nine months ended September 30, 2013, Holdings recorded severance of $0.5 million and $1.6 million, respectively, related to involuntary terminations of employees as part of cost reduction actions and business realignment within our filtration, vehicle electronics and fuel delivery systems product lines. During the three and nine months ended September 30, 2013, Holdings incurred professional costs of $0.2 million associated with the review of the manufacturing footprint for its fuel delivery systems product line. During the nine months ended September 30, 2013, Holdings recorded $0.1 million for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration product line.

During the nine months ended September 30, 2013, Holdings approved, announced and completed a plan to close the manufacturing operations of one of its Chinese subsidiaries and relocate the manufacturing into one of its existing U.S. facilities. The plan included workforce reductions, facility closures and operations consolidation. The plan impacted 61 employees in China, all of which were terminated as of September 30, 2013. The manufacturing facility was leased and was returned to the landlord in July 2013. The majority of the equipment was relocated to existing U.S. facilities. During the three months ended September 30, 2013, Holdings recorded additional severance costs of $0.1 million. During the nine months ended September 30, 2013, Holdings recorded an impairment charge of $0.5 million to write down certain equipment to estimated net realizable value, severance costs of $0.4 million and other closing costs of $0.1 million.

During the nine months ended September 30, 2012, Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at one of its Mexican operations to China and consolidate Mexican distribution operations with Autoparts Holdings Limited (“Autoparts Holdings”), an affiliate of Holdings and Rank Group Limited (“Rank Group”) and ultimately owned by Holdings’ strategic owner, Mr. Graeme Hart. The plan included workforce reductions, facility closures and operations consolidation. During the nine months ended September 30, 2012, Holdings recorded pension curtailment and settlement losses of $1.4 million related to headcount reductions, and an impairment charge of $2.0 million was recorded to write down land, building and equipment to estimated net realizable value. At the end of June 2013, the manufacturing operations were closed and the affected employees terminated. During the nine months ended September 30, 2013, Holdings recorded an additional impairment charge of $0.3 million to write down land, building and equipment to estimated net realizable value. A previously deferred curtailment gain of $0.3 million related to the Mexican subsidiary’s pension plan was recognized at the time the affected employees were terminated in June 2013.

During the three months ended September 30, 2012, Holdings approved and announced a plan to consolidate certain filtration distribution facilities of the U.S. operations with Autoparts Holdings. This plan is expected to be completed in the fourth quarter of 2013. An owned facility was temporarily idled in the early part of 2013 to reconfigure the facility for additional manufacturing capacity. During the three and nine months ended September 30, 2012, a charge of $0.3 million was recorded related to distribution system software development costs with no future value and an asset impairment charge of $0.2 million was recorded to write down the carrying value of certain equipment to be idled with no alternative use.

During the three and nine months ended September 30, 2012, Holdings recorded severance totaling $0.2 million and $1.0 million, respectively, related to involuntary terminations of employees as part of other cost reduction actions and business realignment. During the nine months ended September 30, 2012, Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the nine months ended September 30, 2013 and 2012 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	2.0	0.8	(0.3)	0.4	2.9
Usage	(2.3)	(0.8)	(0.5)	(0.4)	(4.0)

Balance at September 30, 2013	$1.0	$—	$0.1	$—	$1.1

Balance at December 31, 2011	$0.7	$—	$—	$—	$0.7
Charges	1.0	2.2	1.4	0.3	4.9
Usage	(1.4)	(2.2)	(0.4)	—	(4.0)

Balance at September 30, 2012	$0.3	$—	$1.0	$0.3	$1.6

The severance, pension curtailment and settlements and other restructuring related accruals are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.